Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 2,958
Balance at end of period	2,955	$ 2,958	$ 3,338	$ 2,955	$ 3,338
Loans	2,823	2,838	3,200	2,823	3,200	$ 2,849
Undrawn credit facilities and other off-balance sheet exposures	132	120	138	132	138
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	303	280	336	280	363
Originations net of repayments and other derecognitions	(1)	(5)	1	(6)	(5)
Changes in model	(5)		16	(5)	16
Net remeasurement	40	32	16	72	13
Provision for (reversal of) credit losses	34	27	33	61	24
Write-offs	(20)	(4)	(6)	(24)	(12)
Recoveries		1	1	1	2
Interest income on impaired loans	(4)	(4)	(5)	(8)	(9)
Foreign exchange and other	3	3	(9)	6	(18)
Balance at end of period	316	303	350	316	350
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	814	803	834	803	863
Originations net of repayments and other derecognitions	(4)	(5)	(5)	(9)	(11)
Changes in model	1		(5)	1	(3)
Net remeasurement	77	58	(3)	135	32
Provision for (reversal of) credit losses	74	53	(13)	127	18
Write-offs	(61)	(63)	(70)	(124)	(144)
Recoveries	18	20	18	38	35
Interest income on impaired loans	(1)	(1)	(1)	(2)	(2)
Foreign exchange and other		2	(3)	2	(5)
Balance at end of period	844	814	765	844	765
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	637	653	690	653	708
Originations net of repayments and other derecognitions	55	(10)	(18)	45	(45)
Net remeasurement	120	45	85	165	137
Provision for (reversal of) credit losses	175	35	67	210	92
Write-offs	(98)	(80)	(174)	(178)	(244)
Recoveries	29	29	31	58	58
Balance at end of period	743	637	614	743	614
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,204	1,234	1,771	1,234	1,788
Originations net of repayments and other derecognitions	(8)	6		(2)	(11)
Changes in model	(19)	8		(11)
Net remeasurement	47	(54)	(55)	(7)	56
Provision for (reversal of) credit losses	20	(40)	(55)	(20)	45
Write-offs	(186)	(10)	(66)	(196)	(136)
Recoveries	12	5	5	17	8
Interest income on impaired loans	(4)	(3)	(5)	(7)	(11)
Foreign exchange and other	6	18	(41)	24	(85)
Balance at end of period	1,052	1,204	1,609	1,052	1,609
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	616
Balance at end of period	671	616	748	671	748
Loans	597	545	665	597	665
Undrawn credit facilities and other off-balance sheet exposures	74	71	83	74	83
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	64	59	52	59	51
Originations net of repayments and other derecognitions	5	4	6	9	10
Changes in model	(4)			(4)
Net remeasurement	(20)	(19)	(25)	(39)	(57)
Transfers to 12-month ECL	25	21	31	46	64
Transfers to lifetime ECL performing	(2)	(2)	(2)	(4)	(5)
Provision for (reversal of) credit losses	4	4	10	8	12
Foreign exchange and other		1	(2)	1	(3)
Balance at end of period	68	64	60	68	60
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	147	150	181	150	204
Originations net of repayments and other derecognitions	9	8	11	17	22
Changes in model	1		(4)	1	(3)
Net remeasurement	(89)	(101)	(98)	(190)	(208)
Transfers to 12-month ECL	91	100	75	191	162
Transfers to lifetime ECL performing	(10)	(10)	(8)	(20)	(19)
Provision for (reversal of) credit losses	2	(3)	(24)	(1)	(46)
Foreign exchange and other			(2)		(3)
Balance at end of period	149	147	155	149	155
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	127	136	116	136	136
Originations net of repayments and other derecognitions	65			65	(1)
Net remeasurement	(79)	(106)	(45)	(185)	(133)
Transfers to 12-month ECL	98	104	98	202	177
Transfers to lifetime ECL performing	(18)	(7)	(6)	(25)	(16)
Provision for (reversal of) credit losses	66	(9)	47	57	27
Balance at end of period	193	127	163	193	163
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	278	277	462	277	453
Originations net of repayments and other derecognitions	3	20	5	23	22
Changes in model	(13)			(13)
Net remeasurement	(33)	(66)	(103)	(99)	(165)
Transfers to 12-month ECL	27	46	42	73	123
Transfers to lifetime ECL performing	(4)	(4)	(22)	(8)	(34)
Transfers to lifetime ECL credit-impaired			(2)		(4)
Provision for (reversal of) credit losses	(20)	(4)	(80)	(24)	(58)
Foreign exchange and other	3	5	(12)	8	(25)
Balance at end of period	261	278	370	261	370
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,545
Balance at end of period	1,603	1,545	1,684	1,603	1,684
Loans	1,545	1,497	1,629	1,545	1,629
Undrawn credit facilities and other off-balance sheet exposures	58	48	55	58	55
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	76	63	136	63	161
Originations net of repayments and other derecognitions		(4)	(2)	(4)	(8)
Changes in model	(1)			(1)
Net remeasurement	18	36	13	54	20
Transfers to 12-month ECL	(23)	(20)	(26)	(43)	(53)
Transfers to lifetime ECL performing	4	3	7	7	17
Transfers to lifetime ECL credit-impaired	(3)	(2)	(6)	(5)	(11)
Provision for (reversal of) credit losses	(5)	13	(14)	8	(35)
Foreign exchange and other	1		(3)	1	(7)
Balance at end of period	72	76	119	72	119
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	554	547	535	547	546
Originations net of repayments and other derecognitions	(11)	(12)	(14)	(23)	(29)
Changes in model					1
Net remeasurement	121	116	49	237	133
Transfers to 12-month ECL	(89)	(100)	(73)	(189)	(157)
Transfers to lifetime ECL performing	15	13	13	28	29
Transfers to lifetime ECL credit-impaired	(23)	(10)	(15)	(33)	(28)
Provision for (reversal of) credit losses	13	7	(40)	20	(51)
Balance at end of period	567	554	495	567	495
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	510	517	574	517	572
Originations net of repayments and other derecognitions	(10)	(10)	(18)	(20)	(44)
Net remeasurement	159	125	104	284	221
Transfers to 12-month ECL	(98)	(104)	(98)	(202)	(177)
Transfers to lifetime ECL performing	18	7	6	25	16
Transfers to lifetime ECL credit-impaired	(29)	(25)	(117)	(54)	(137)
Provision for (reversal of) credit losses	40	(7)	(123)	33	(121)
Balance at end of period	550	510	451	550	451
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	405	449	623	449	683
Originations net of repayments and other derecognitions	(4)	(6)	(2)	(10)	(25)
Changes in model	(6)	8		2
Net remeasurement	40	(13)	34	27	89
Transfers to 12-month ECL	(25)	(44)	(36)	(69)	(111)
Transfers to lifetime ECL performing	5	5	27	10	41
Transfers to lifetime ECL credit-impaired	(3)	(2)	(13)	(5)	(25)
Provision for (reversal of) credit losses	7	(52)	10	(45)	(31)
Foreign exchange and other	2	8	(14)	10	(33)
Balance at end of period	414	405	619	414	619
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	797
Balance at end of period	681	797	906	681	906
Loans	681	796	906	681	906
Undrawn credit facilities and other off-balance sheet exposures		1
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	163	158	148	158	151
Originations net of repayments and other derecognitions	(6)	(5)	(3)	(11)	(7)
Changes in model			16		16
Net remeasurement	42	15	28	57	50
Transfers to 12-month ECL	(2)	(1)	(5)	(3)	(11)
Transfers to lifetime ECL performing	(2)	(1)	(5)	(3)	(12)
Transfers to lifetime ECL credit-impaired	3	2	6	5	11
Provision for (reversal of) credit losses	35	10	37	45	47
Write-offs	(20)	(4)	(6)	(24)	(12)
Recoveries		1	1	1	2
Interest income on impaired loans	(4)	(4)	(5)	(8)	(9)
Foreign exchange and other	2	2	(4)	4	(8)
Balance at end of period	176	163	171	176	171
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	113	106	118	106	113
Originations net of repayments and other derecognitions	(2)	(1)	(2)	(3)	(4)
Changes in model			(1)		(1)
Net remeasurement	45	43	46	88	107
Transfers to 12-month ECL	(2)		(2)	(2)	(5)
Transfers to lifetime ECL performing	(5)	(3)	(5)	(8)	(10)
Transfers to lifetime ECL credit-impaired	23	10	15	33	28
Provision for (reversal of) credit losses	59	49	51	108	115
Write-offs	(61)	(63)	(70)	(124)	(144)
Recoveries	18	20	18	38	35
Interest income on impaired loans	(1)	(1)	(1)	(2)	(2)
Foreign exchange and other		2	(1)	2	(2)
Balance at end of period	128	113	115	128	115
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	40	26	26	66	49
Transfers to lifetime ECL credit-impaired	29	25	117	54	137
Provision for (reversal of) credit losses	69	51	143	120	186
Write-offs	(98)	(80)	(174)	(178)	(244)
Recoveries	29	29	31	58	58
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	521	508	686	508	652
Originations net of repayments and other derecognitions	(7)	(8)	(3)	(15)	(8)
Net remeasurement	40	25	14	65	132
Transfers to 12-month ECL	(2)	(2)	(6)	(4)	(12)
Transfers to lifetime ECL performing	(1)	(1)	(5)	(2)	(7)
Transfers to lifetime ECL credit-impaired	3	2	15	5	29
Provision for (reversal of) credit losses	33	16	15	49	134
Write-offs	(186)	(10)	(66)	(196)	(136)
Recoveries	12	5	5	17	8
Interest income on impaired loans	(4)	(3)	(5)	(7)	(11)
Foreign exchange and other	1	5	(15)	6	(27)
Balance at end of period	$ 377	$ 521	$ 620	$ 377	$ 620